Related party disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party disclosures
Short-term benefits	$ 4.5	$ 4.5
Share-based payments	6.4	5.1
Total	$ 10.9	$ 9.6